Statement of Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Common Stock [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 109